Description of Business and Basis of Presentation (Details)			12 Months Ended
	Apr. 20, 2023 $ / shares shares	Apr. 14, 2023 shares	Jun. 30, 2023 segment $ / shares	Aug. 09, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of reportable segments | segment			1
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value per share (in dollars per share)			$ 0.01
Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value per share (in dollars per share)			$ 0.01
Spinoff | Madison Square Garden Entertainment | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value per share (in dollars per share)	$ 0.01
Madison Square Garden Entertainment | Spinoff
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	33.00%
Madison Square Garden Entertainment | Spinoff | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares received for every one common stock shares held on record date (in shares) | shares	1
Madison Square Garden Entertainment | Spinoff | Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares received for every one common stock shares held on record date (in shares) | shares		1
Madison Square Garden Entertainment | Spinoff | MSG Stockholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by parent	67.00%
Sphere Entertainment | Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by parent				17.00%